Consolitdated Statement of Income and Comprehesive Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue		$ 21,141,677	$ 30,616,040
Cost of revenues
Total cost of revenues		14,827,833	21,839,009
Gross Profit		6,313,844	8,777,031
Operating expenses:
Selling		3,727,839	4,247,353
General and administrative		1,308,430	1,349,911
Research and development		1,581,779	2,091,600
Provision for credit losses		44,465	583,877
Total operating expenses		6,662,513	8,272,741
Income (loss) from operations		(348,669)	504,290
Other income (expense):
Interest income		26,864	10,847
Interest expense		(160,629)	(306,141)
Other income, net		1,008,079	635,219
Total other income, net		874,314	339,925
Income before income taxes		525,645	844,215
Provision (benefit) for income taxes		(79,088)	(146,200)
Net income		604,733	990,415
Less: Net loss attributable to non-controlling interests		(5,117)	(39,075)
Net income attributable to the Company		609,850	1,029,490
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,149)	(787,376)
Comprehensive income		305,584	203,039
Less: Comprehensive loss attributable to non-controlling interests		(3,104)	(35,594)
Comprehensive income attributable to the Company		$ 308,688	$ 238,633
Earnings Per share – Basic (in Dollars per share)		$ 0.06	$ 0.1
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	10,000,000	10,000,000
Product sales
Revenue
Total revenue		$ 20,087,944	$ 29,368,313
Warranty service
Revenue
Total revenue		1,053,733	1,247,727
Cost of product sales
Cost of revenues
Total cost of revenues		14,386,198	21,412,390
Cost of warranty service
Cost of revenues
Total cost of revenues		$ 441,635	$ 426,619

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization